Variable Interest Entities and Other Consolidation Matters (Tables)	12 Months Ended
Oct. 31, 2021
Variable Interest Entities And Other Consolidation Matters [Abstract]
Schedule of condensed balance sheet
	October 31, 2021	October 31, 2020
Cash and cash equivalents	433,430	764,492
Short-term investment	1,180,772	-
Accounts receivables	6,566	14,875
Accounts receivables – related parties	529,407	1,518,264
Loans receivable from related parties, current portion	9,673,893	2,999,261
Other current assets	3,461,881	1,178,041
Property, plant and equipment, intangible assets	391,161	118,313
Operating lease right of use asset	846,200	-
Loans receivable from related parties	4,136,657	5,308,919
Other non-current assets	558,702	2,349
Total assets of VIE	21,218,669	11,904,514

Accruals and other payables	530,623	302,442
Taxes payable	2,923,130	2,772,447
Operating lease liabilities, net	700,580	-
Contract liability	195,352	-
Contract liability – related party	164,804	614,449
Deferred income	1,263,840	-
Total liabilities of VIE	5,778,329	3,689,338

Schedule of condensed cash flow statement
	For the years ended
	October 31, 2021	October 31, 2020
Revenues	9,536,987	8,210,595
Net income	1,433,167	3,423,542
Net cash (used in) generated by operating activities	(1,160,565)	515,297
Net cash (used in) generated by investing activities	(1,485,306)	(26,288)
Net cash provided by financing activities	38,916	(164,056)